INCOME TAXES (Reconciliation of Federal Statutory Tax Rate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S federal income tax benefit at federal statutory rate	$ (806,000)	$ (2,771,000)
State tax, net of federal tax effect	(135,000)	(463,000)
Non-deductible changes in derivative liability and share based transactions	$ (1,107,000)	(2,639,000)
Other		(4,000)
Change in valuation allowance	$ 2,048,000	$ 5,877,000
Income tax benefit (provision)
U.S federal income tax benefit at federal statutory rate	(36.00%)	(35.00%)
State tax, net of federal tax effect	(6.00%)	(6.00%)
Non-deductible changes in derviative liability and share based transactions	(53.00%)	(33.00%)
Other
Change in valuation allowance	95.00%	74.00%
Effective Income Tax Rate Reconciliation, Percent, Total